Sep-11-02 02:23pm From- T-707 P.002/002 F-272

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

02043488

1-3677

NYSE

September 11, 2002

RECD S.E.C.
SEP 11 2002
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 12 2002
P
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ALCAN INC., 4 7/8% Notes due 2012 to be issued by Alcan Inc. and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 11, 2002. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho